Financial Instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Assets	£ 723,039	£ 694,235	£ 738,056
Financial Assets	723,039	694,235
Cash and balances at central banks
Financial instruments
Financial Assets	77,858	88,897
Trading assets
Financial instruments
Financial Assets	76,745	75,119
Derivatives
Financial instruments
Financial Assets	150,029	133,349
Net hedging derivative assets	202
Settlement balances
Financial instruments
Financial Assets	4,387	2,928
Loans to banks - amortised cost
Financial instruments
Items in course of collection from other banks	50	484
Financial Assets	10,689	12,947
Loans to customers - amortised cost
Financial instruments
Financial Assets	326,947	305,089
Other financial assets
Financial instruments
Financial Assets	61,452	59,485
Intangible assets
Financial instruments
Financial Assets	6,622	6,616
Other assets
Financial instruments
Financial Assets	8,310	9,805
Financial Assets and Liabilities, Category
Financial instruments
Assets	14,932
Other financial assets
Financial instruments
Assets		16,421
Other financial assets | Intangible assets
Financial instruments
Assets	6,622	6,616
Other financial assets | Other assets
Financial instruments
Assets	8,310	9,805
More than 12 months | Derivatives
Financial instruments
Financial Assets	109,231	104,846
More than 12 months | Other financial assets
Financial instruments
Financial Assets	51,265	47,804
Less than 12 months | Cash and balances at central banks
Financial instruments
Financial Assets	77,858	88,897
Less than 12 months | Derivatives
Financial instruments
Financial Assets	40,798	28,503
Less than 12 months | Settlement balances
Financial instruments
Financial Assets	4,387	2,928
Less than 12 months | Other financial assets
Financial instruments
Financial Assets	10,187	11,681
MFVTPL | Trading assets
Financial instruments
Financial Assets	76,745	75,119
MFVTPL | Derivatives
Financial instruments
Financial Assets	150,029	133,349
MFVTPL | Other financial assets
Financial instruments
Financial Assets	715	1,638
MFVTPL | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	227,489	210,106
FVOCI | Other financial assets
Financial instruments
Financial Assets	49,283	46,077
FVOCI | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	49,283	46,077
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	77,858	88,897
Amortised cost | Settlement balances
Financial instruments
Financial Assets	4,387	2,928
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	10,689	12,947
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	326,947	305,089
Amortised cost | Other financial assets
Financial instruments
Financial Assets	11,454	11,770
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	£ 431,335	£ 421,631